Cover	Apr. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2025
Entity File Number	001-37719
Entity Registrant Name	Corvus Pharmaceuticals, Inc.
Entity Central Index Key	0001626971
Entity Tax Identification Number	46-4670809
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 Gateway Boulevard
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	900-4520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 per share
Trading Symbol	CRVS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false